As filed with the Securities and Exchange Commission on December 18, 2008

File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 117	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 119

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 765-5384
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]                      immediately upon filing pursuant to paragraph (b).
[X]                      on January 16, 2009 pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X]                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 91 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on July 9, 2008 and pursuant to Rule 485(a)(2) would become effective on September 22, 2008.

Post-Effective Amendment No. 105 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 22, 2008 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 111 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 21, 2008 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 112 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 19, 2008 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 117 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 16, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 117 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 18th day of December, 2008.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John Buckel
John Buckel
Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 18, 2008 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
* By        /s/ John Buckel
John Buckel
Attorney-in-Fact pursuant to Power of
Attorney filed with the Registrant’s
Post-Effective Amendment No. 103 to its
Registration Statement on Form N-1A with
the SEC on September 16, 2008.